UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     /s/  James Crichton     New York, NY     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $415,137 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COCA COLA CO                   COM              191216100   193644  4406005 SH       SOLE                  4406005        0        0
CONTINENTAL RESOURCES INC      COM              212015101    22153  1044438 SH       SOLE                  1044438        0        0
LAMAR ADVERTISING CO           CL A             512815101    30494  3127546 SH       SOLE                  3127546        0        0
MASTERCARD INC                 CL A             57636Q104    63488   379079 SH       SOLE                   379079        0        0
MONSANTO CO NEW                COM              61166W101     7395    88990 SH       SOLE                    88990        0        0
MSC INDL DIRECT INC            CL A             553530106    55625  1790303 SH       SOLE                  1790303        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    42338   468960 SH       SOLE                   468960        0        0